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                               UBS PAINEWEBBER RMA

                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                                  TAX-FREE FUND
                         CALIFORNIA MUNICIPAL MONEY FUND
                         NEW JERSEY MUNICIPAL MONEY FUND
                          NEW YORK MUNICIPAL MONEY FUND

      Supplement to the Prospectus and Statement of Additional Information
                              dated August 30, 2002

                                                                   June 9, 2003

Dear Investor,

This is a supplement to the Prospectus and Statement of Additional Information of the above listed funds. The purpose of the supplement is to notify you of the following changes:

o UBS PaineWebber Inc. has been renamed "UBS Financial Services Inc." UBS PaineWebber'sm' Resource Management Account'r' (RMA'r') Program and UBS PaineWebber Business Services Account BSA'r' Program have been renamed "UBS Financial Services'sm' Resource Management Account'r' (RMA'r') Program" and "UBS Financial Services Business Services Account BSA'r' Program," respectively. (UBS Financial Services is a service mark of UBS AG.)

o UBS PaineWebber RMA Money Fund, Inc. has been renamed "UBS RMA Money Fund Inc." UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio (series of UBS RMA Money Fund Inc.) have been renamed "UBS RMA Money Market Portfolio" and "UBS RMA U.S. Government Portfolio," respectively.

o UBS PaineWebber RMA Tax-Free Fund, Inc. has been renamed "UBS RMA Tax-Free Fund Inc."

o UBS PaineWebber Managed Municipal Trust has been renamed "UBS Managed Municipal Trust." UBS PaineWebber RMA New York Municipal Money Fund and UBS PaineWebber RMA California Municipal Money Fund (series of UBS Managed Municipal Trust) have been renamed "UBS RMA New York Municipal Money Fund" and "UBS RMA California Municipal Money Fund," respectively.

o UBS PaineWebber Municipal Money Market Series has been renamed "UBS Municipal Money Market Series." UBS PaineWebber RMA New Jersey Municipal Money Fund (a series of UBS Municipal Money Market Series) has been renamed "UBS RMA New Jersey Municipal Money Fund."

Also, each fund's "Expenses and Fee Tables" section (found at the beginning of the prospectus) is revised by adding the following at the end: "The example does not reflect RMA/Business Services Account BSA program fees."

For more information on your fund, please contact your Financial Advisor.

                                                                  Item # ZS-177

                           STATEMENT OF DIFFERENCES

The registered trademark symbol shall be expressed as....................    'r'
The service mark symbol shall be expressed as............................   'sm'